UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED    MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number     811-21571

              Rogé Partners Funds

(Exact name of registrant as specified in charter)

               630 Johnson Avenue, Suite 103, Bohemia, NY  11716

(Address of principal executive offices)               (Zip code)

              Gemini Fund Services, LLC., 150 Motor Parkway, Suite 205, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code:         631-218-0077

Date of fiscal year end:  6/30

Date of reporting period:  3/31/05

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Schedule of Investments.

Rogé Partners Fund
SCHEDULE OF INVESTMENTS
March 31, 2005 (Unaudited)
			Market
Shares	Security		Value

	EQUITY MUTUAL FUNDS (RIC's) - 64.06%
	Blend - 8.13%
7,823	Fairholme Fund		$ 181,485
10,844	Matthew 25 Fund		171,340
			352,825
	Growth - 10.56%
8,083	Baron Small Cap Fund		179,281
16,567	Legg Mason Opportunity Trust		241,216
1,842	Satuit Capital Micro Cap Fund		38,047
			458,544
	International - 23.30%
8,486	Artisan International Value Fund, Investor Shares		180,922
5,149	Dodge & Cox International Stock Fund		160,596
800	iShares MSCI EAFE Index Fund		127,096
10,297	Third Avenue International Value Fund		198,732
7,000	Tweedy Browne Global Value Fund		168,549
10,617	Wasatch International Growth Fund		175,386
			1,011,281
	Sector - Natural Resources - 4.03%
4,829	T. Rowe Price New Era Fund		175,004

	Value - 18.04%
8,964	Aegis Value Fund		160,537
5,166	Brown Advisory Small Cap Value Fund		66,536
5,529	Longleaf Partners Fund		171,292
12,608	New River Small Cap Fund		175,124
6,281	Oakmark Select Fund, Class I		209,726
			783,215

	TOTAL EQUITY MUTUAL FUNDS
	(Cost $2,669,945)		2,780,869

	COMMON STOCKS - 39.00%
	Consumer Non-Cyclical - 1.51%
	Tobacco - 1.51%
1,000	Altria Group, Inc.		65,390

	Financials - 29.81%
	Diversified Financials - 3.96%
5,000	Leucadia National Corp.		171,750

	Insurance - 6.26%
1,300	American International Group, Inc.		72,033
70	Berkshire Hathaway, Inc., Class B +		199,920
			271,953

Rogé Partners Fund
SCHEDULE OF INVESTMENTS (Continued)
March 31, 2005 (Unaudited)
			Market
Shares	Security		Value

	Investment Banks - 4.14%
2,300	Legg Mason, Inc.		$ 179,722

	Investment Companies - 12.08%
1,792	Capital Southwest Corp.		141,747
1,500	Corporacion Financiera Alba, SA		60,999
6,000	Gladstone Capital Corp.		127,320
14,500	Investor AB, Class A		194,549
			524,615

	Savings & Loan - 3.37%
3,700	Washington Mutual, Inc.		146,150

	Food & Beverages - 4.33%
	Beverages - 4.33%
3,300	Diageo PLC, ADR		187,770

	Technology - 3.35%
	Data Management - 3.35%
3,700	First Data Corp.		145,447

	TOTAL COMMON STOCKS
	(Cost $1,678,581)		1,692,797

	SHORT TERM INVESTMENTS - 2.36%
	Money Market Mutual Funds - 2.36%
102,341	Goldman Sachs Financial Square Funds, Prime
	Obligations Portfolio (Cost $102,341)		102,341

	TOTAL INVESTMENTS
	(Cost $4,450,867*)	105.42%	$ 4,576,007

	Liabilities in excess of other assets	-5.42%	(235,196)

	TOTAL NET ASSETS	100.00%	$ 4,340,811

+ Non-income producing security.
* Aggregate cost for Federal income tax purposes is substantially the same.

RIC - Registered Investment Company
MSCI - Morgan Stanley Capital International
EAFE - Europe, Australia, Far East
ADR - American Depositary Receipts

Security Valuation - See Appendix A

APPENDIX A:

Security Valuation – Securities listed on a national securities exchange and certain over-the-counter securities are valued as of the close of each business day, at the last sales price on the exchange or the over-the-counter market in which such securities are primarily traded, or in the absence of recorded sales, the mean between the closing bid and ask prices. If no mean price is available, the last bid price is used.   NASDAQ traded securities are valued at the NASDAQ Official Closing Price (NOCP).   Short-term debt instruments with a remaining maturity of more than 60 days, intermediate and long-term bonds, convertible bonds, and other debt securities are generally valued on the basis of dealer supplied quotations or by pricing systems selected by R.W. Rogé & Co., Inc. (the “Advisor”) and approved by the Board. Where such prices are not available, valuations will be obtained from brokers who are market makers for such securities. However, in circumstances where the Advisor deems it appropriate to do so, the mean of the bid and asked prices for over-the-counter securities or the last available sale price for exchange-traded debt securities may be used. Where no last sale price for exchange-traded debt securities is available, the mean of the bid and asked prices may be used. Short-term debt securities with a remaining maturity of 60 days or less are amortized to maturity, provided such valuations represent par value (face value).

The Fund normally calculates net asset value (“NAV”) per share, and therefore effects sales, redemptions and repurchases of its shares, as of the close of regular trading on the New York Stock Exchange, Inc. (“NYSE”) (generally 4:00PM Eastern Time) once on each day on which the NYSE is open for trading. Trading in securities on Far Eastern and certain other securities exchanges and over-the-counter markets is normally completed well before the close of the NYSE. In addition, Far Eastern and other securities trading generally, or in a particular country or countries, may take place on days that the NYSE is closed, and on which a Fund’s net asset value is not calculated. As a result of the aforementioned, calculation of the Fund’s NAV may not take place contemporaneously with the determination of the prices of the majority of the portfolio securities used in such calculation. If events that may materially affect the value of such securities occur between the time when their price is determined and the time when the Fund’s NAV is calculated, such securities may be valued at fair value as determined in good faith in accordance with procedures approved by the Board.

Other securities for which market quotations are not readily available are valued at their fair value, as determined in good faith in accordance with the guidelines established by the Board.   There is no single standard for determining the fair value of such securities.   Rather, in determining the fair value of a security, a Board-appointed Fair Valuation Committee shall take into account the relevant factors and surrounding circumstances, a few of which may include: (i) the nature and pricing history (if any) of the security; (ii) whether any dealer quotations for the security are available; and (iii) possible valuation methodologies that could be used to determine fair value for a security.

As of March 31, 2005, the Fund did not hold any securities for which market quotations were not readily available.

Item 2. Controls and Procedures.

(a)         The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the  Securities Exchange Act of 1934, as amended.

(b)         There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

 Item 3.  Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Rogé Partners Funds

By

*/s/ Steven M. Rogé

       Steven M. Rogé, President

Date      5/24/05

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By

*/s/ Steven M. Rogé

       Steven M. Rogé, President

Date      5/24/05

By

*/s/ Susan J. Chesley

       Susan J. Chesley, Treasurer

Date      5/24/05